Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets

4. Prepaid expenses and other current assets

	September 30, 2022	December 31, 2021
Prepaid expenses	$51,456	$109,929
Prepaid insurance	1,434,394	1,560,840
Prepaid inventory	379,159	2,188,881
Prepaid rent	177,740	650,000
Other prepaid assets	1,782,502	1,386,238
Indemnification assets	6,044,155	6,044,155
	$9,869,406	$11,940,043
5. Prepaid expenses
	December 31, 2021	December 31, 2020
Prepaid expenses	$109,929	$—
Prepaid insurance	1,560,840	—
Prepaid inventory	2,188,881	—
Other prepaid assets	2,036,238	—
	$5,895,888	$—